The Munder Funds
Supplement Dated October 17, 2011
to the Statement of Additional Information (“SAI”)
dated October 30, 2010, as supplemented and restated July 5, 2011
     Investors are advised that the Munder Asset Allocation Fund — Balancedwas liquidated on October 14, 2011. Accordingly, all references to the Munder Asset Allocation Fund — Balanced are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE